Cash and Cash Equivalents - Disclosure of Detailed Information About Cash and Cash Equivalents (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash and banks	$ 1,547,551	$ 1,240,979	$ 428,758
Short-term investments (Note 16)	1,019,609	3,223,021	6,793,164
Cash and cash equivalents	$ 2,567,160	$ 4,464,000	$ 7,221,922	$ 2,276,867